Other Reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other reserves [line items]
RELX PLC shareholders	£ 1,505	£ 1,422	£ 1,648
Dividends paid	(851)	(804)	(772)
Actuarial (losses)/gains on defined benefit pension schemes	(137)	(91)	233
Fair value movements on cash flow hedges	16	(59)	137
Transfer to net profit from cash flow hedge reserve	35	17	25
Tax recognised in other comprehensive income	15	24	(89)
Increase in share based remuneration reserve (net of tax)	33	35	42
Bonus issue of ordinary shares	0
Cancellation of bonus shares	0
Issue of ordinary shares, net of expenses	(29)	(21)	(32)
Cancellation of shares	0	0	0
Settlement of share awards	0	0	0
Put option	(103)
Hedge reserve [member]
Disclosure of other reserves [line items]
Other reserves, at start of year	(36)
Fair value movements on cash flow hedges	16
Transfer to net profit from cash flow hedge reserve	35
Tax recognised in other comprehensive income	(8)
Other reserves, at end of year	7	(36)
Other Reserves [member]
Disclosure of other reserves [line items]
Other reserves, at start of year	1,020
RELX PLC shareholders	1,505
Dividends paid	(842)
Actuarial (losses)/gains on defined benefit pension schemes	(137)
Tax recognised in other comprehensive income	22
Increase in share based remuneration reserve (net of tax)	33
Bonus issue of ordinary shares	(4,000)
Cancellation of bonus shares	4,000
Cancellation of shares	(499)
Settlement of share awards	(33)
Put option	(103)
Disposal of non-controlling interests	5
Other reserves, at end of year	972	1,020
Other reserves [member]
Disclosure of other reserves [line items]
Other reserves, at start of year	984	425
RELX PLC shareholders	1,505	1,422
Dividends paid	(842)	(796)
Actuarial (losses)/gains on defined benefit pension schemes	(137)	(91)
Fair value movements on cash flow hedges	16	(59)
Transfer to net profit from cash flow hedge reserve	35	17
Tax recognised in other comprehensive income	15	24
Increase in share based remuneration reserve (net of tax)	33	35
Bonus issue of ordinary shares	(4,000)
Cancellation of bonus shares	4,000
Issue of ordinary shares, net of expenses		(227)
Cancellation of shares	(499)	262
Settlement of share awards	(33)	(35)
Put option	(103)
Disposal of non-controlling interests	5
Exchange translation differences		7
Other reserves, at end of year	£ 979	£ 984	£ 425